Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Stifel Financial Profit Sharing 401(k) Plan

EIN: 43-1273600 PN 001

Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value (in 000s)
	Pooled separate accounts:
*	American Century Fund / Large Cap Growth	2,783,503 units	$183,758
*	Artisan Partners Fund / International Growth	684,357 units	32,651
*	Artisan Partners Fund / Mid Cap Growth	898,448 units	80,467
	Capital Group EuroPacific Growth Fund / International Growth	13,663,969 units	195,447
*	LSV Asset Management Fund / International Value	1,125,634 units	36,978
*	PGIM Fund / Core Plus Bond	2,189,181 units	63,608
*	PIMCO Fund / International Bond Plus	1,796,092 units	26,346
*	Day One IncomeFlex Target Balanced Fund	2,352,149 units	74,304
*	Silvercrest Asset Management Fund / Small Cap Value	998,454 units	88,169
*	TimesSquare Fund / Small Cap Growth	734,869 units	124,733
*	Wellington / Large Cap Value	3,221,421 units	189,247
*	Wellington / Mid Cap Value	629,088 units	57,129

*	Empower Guaranteed Income Fund	3,535,923 units	217,037

*	Stifel Financial Corp. common stock	2,632,773 shares	219,784

	Mutual funds:
	American Funds The Bond Fund of America - R6	4,257,989 shares	48,754
	American Funds The Growth Fund of America - R6	2,085,102 shares	167,997
	American Funds Investment Company of America - R6	2,458,348 shares	153,966
	Fidelity Contrafund - K6	5,511,073 shares	192,833
	Invesco Developing Markets Fund - R6	829,743 shares	28,186
	PGIM Real Assets Fund - R6	3,526,796 shares	33,575
	Vanguard Institutional Index Fund	566,310 shares	312,643
	Vanguard Mid-Cap Index Fund Institutional Shares	227,923 shares	18,093
	Vanguard Small-Cap Index Fund Institutional Shares	163,403 shares	20,193
	Vanguard Total Bond Market Index Fund	2,381,302 shares	23,265
	Vanguard Total Intl Stock Index Institutional	85,506 shares	13,860
	Self-directed brokerage accounts	Various	20,621
			2,623,644
*	Participant loans	Interest at 4.25-9.50%, maturing through 2035	14,368
			$2,638,012

*	Represents a party-in-interest to the Plan

Column (d), cost, has been omitted, as all investments are participant directed.